Organization and Basis of Preparation of Financial Statements (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 10,080,336	$ 592,709	$ 929,072	$ 6,992,541
Prepaid expenses and advances	3,715	60,356
Other receivables	318,193	0
Total Current Assets	10,402,244	653,065
Property, plant & equipment, net	3,782	21,726
Investment in operating joint venture	0	50,378,205
Loan advances	1,322,090	0
Total Assets	11,728,116	52,353,667
LIABILITIES
Other current liabilities	5,353,322	6,210,075
Due to Related Parties, Current	0	3,189,195
OWNERS’ EQUITY
Registered Capital	21,893	20,541
Additional paid-in capital	117,572,683	116,031,025
Accumulated deficit	(111,297,838)	(105,308,994)
Accumulated other comprehensive loss	(370,834)	(2,796,932)
Total owners’ deficiency	5,957,643	7,977,379	30,253,403	39,904,647
Total liabilities and owners' deficiency	11,728,116	52,353,667
Jinan Youxiantong Network Technology Co., Ltd [Member]
ASSETS
Cash and cash equivalents	7,384,218	101,616	142,466
Prepaid expenses and advances	3,715	3,705
Other receivables	318,193	0
Amount due from HZNT	24,484,194	0
Total Current Assets	32,190,320	105,321
Property, plant & equipment, net	3,083	5,296
Investment in operating joint venture	0	50,378,205
Loan advances	1,322,090	0
Total Assets	33,515,493	50,488,822
LIABILITIES
Other current liabilities	2,355,778	2,336,801
Total Liabilities	41,784,678	70,866,372
OWNERS’ EQUITY
Registered Capital	69,728	69,728
Additional paid-in capital	79,812	79,812
Accumulated deficit	(8,104,714)	(15,990,313)
Accumulated other comprehensive loss	(314,011)	(4,536,777)
Total owners’ deficiency	(8,269,185)	(20,377,550)
Total liabilities and owners' deficiency	33,515,493	50,488,822
Jinan Youxiantong Network Technology Co., Ltd [Member] | Heze Cablecom Network Technology Co., Ltd [Member]
LIABILITIES
Due to Related Parties, Current	0	26,065,169
Jinan Youxiantong Network Technology Co., Ltd [Member] | China Cablecom Ltd [Member]
LIABILITIES
Due to Related Parties, Current	39,428,900	39,275,207
Jinan Youxiantong Network Technology Co., Ltd [Member] | Hubei Chutian [Member]
LIABILITIES
Due to Related Parties, Current	$ 0	$ 3,189,195